Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statement
Net earnings	$ 5,283.8	$ 4,262.9
Items that may be subsequently reclassified to net earnings
Net unrealized foreign currency translation gains (losses) on foreign subsidiaries	278.9	(652.5)
Share of other comprehensive income (loss) of associates, excluding net losses on defined benefit plans	240.6	(135.3)
Other	(2.1)	(6.3)
Items that may be subsequently reclassified to net earnings (loss) before reclassification adjustments	303.7	(568.7)
Net unrealized foreign currency translation losses on foreign subsidiaries reclassified to net earnings	18.9
Net unrealized foreign currency translation losses on associates reclassified to net earnings	2.1	6.5
Items that may be subsequently reclassified to net earnings	324.7	(562.2)
Items that will not be subsequently reclassified to net earnings
Net gains on defined benefit plans	54.3	44.3
Share of net losses on defined benefit plans of associates	(0.7)	(1.6)
Other	(3.7)	21.1
Items that will not be subsequently reclassified to net earnings	49.9	63.8
Other comprehensive income (loss), net of income taxes	374.6	(498.4)
Comprehensive income	5,658.4	3,764.5
Attributable to:
Shareholders of Fairfax	5,197.0	3,455.3
Non-controlling interests	461.4	309.2
Comprehensive income	5,658.4	3,764.5
Canada
Statement
Net earnings	1,269.1	590.0
Items that may be subsequently reclassified to net earnings
Gains (losses) on hedge of net investment	(110.1)	173.9
Europe
Items that may be subsequently reclassified to net earnings
Gains (losses) on hedge of net investment	$ (103.6)	$ 51.5